DEBT - Fair Value of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Carrying Amount
Debt Instrument [Line Items]
Long-term debt (including current portion)	$ 3,712	$ 3,950
Fair Value | Level 2 | Valuation, Market Approach
Debt Instrument [Line Items]
Long-term debt (including current portion)	$ 3,848	$ 4,252